Goodwill and Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets Acquired from Acquisition
The intangible assets acquired from the Company’s acquisition of FCI and Centronix in 2007 and Shannon Systems in 2015 are as follows:

	December 31
	2014				2015
	US$				US$
	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount
Core technology	15,809	(4,474)	(11,335)	—	15,809	(4,474)	(11,335)	—
Customer relationship	8,325	—	(8,325)	—	8,325	—	(8,325)	—
Order backlog	1,243	—	(1,243)	—	1,243	—	(1,243)	—
Developed technology	—	—	—	—	8,381	—	(1,051)	7,330

Total	25,377	(4,474)	(20,903)	—	33,758	(4,474)	(21,954)	7,330

Carrying Value of Goodwill

	December 31
	2014				2015
	US$				US$
	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount
Goodwill	66,300	(30,808)	(25)	35,467	99,504	(30,808)	(36)	68,660